UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811- 06373

                             SIT MUTUAL FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

                     Date of fiscal year end: June 30, 2005

                  Date of reporting period: September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS
        -----------------------

The Registrant, Sit Mutual Funds, Inc, is comprised of:

         Sit International Growth Fund (Series A)
         Sit Balanced Fund (Series B)
         Sit Developing Markets Growth Fund (Series C)
         Sit Small Cap Growth Fund (Series D)
         Sit Science and Technology Growth Fund (Series E)
         Sit Dividend Growth Fund (Series G)

THE SCHEDULE OF INVESTMENTS FOR EACH SERIES OF THE REGISTRANT AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING A PARTICULAR FUND AND ITS HOLDINGS, PLEASE SEE THAT FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

=================================================================================================================================
INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED)
=================================================================================================================================
            QUANTITY              NAME OF ISSUER                                                                 MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (97.3%) (2)
    AFRICA/ MIDDLE EAST (3.0%)
       ISRAEL (3.0%)
                        13,400    Amdocs, Ltd., A.D.R. (Tech. Services) (3)                                               371,582
                        11,600    Lipman Electronic, A.D.R. (Electronic Tech.)                                            243,716
                         9,600    Teva Pharmaceutical, A.D.R. (Health Tech.)                                              320,832
                                                                                                                -----------------
                                                                                                                          936,130
                                                                                                                -----------------
    ASIA (37.9%)
       AUSTRALIA (7.3%)
                        17,444    Australia and New Zealand Banking
                                     Group (Finance)                                                                      319,707
                        55,386    BHP Billiton, Ltd. (Non-Energy Minerals)                                                941,075
                         4,900    Rio Tinto, p.l.c., A.D.R. (Non-Energy Minerals)                                         805,070
                        12,000    Westpac Banking Corp. (Finance)                                                         193,356
                                                                                                                -----------------
                                                                                                                        2,259,208
                                                                                                                -----------------
       HONG KONG / CHINA (5.6%)
                        65,800    Hongkong Land Holdings, Ltd. (Finance)                                                  206,612
                        18,600    HSBC Holdings, p.l.c. (Finance)                                                         302,577
                        86,000    Li & Fung, Ltd. (Retail Trade)                                                          198,988
                       434,000    Petrochina Co., Ltd.   (Energy Minerals)                                                363,636
                        31,600    Sun Hung Kai Properties, Ltd. (Finance)                                                 327,293
                       133,000    Techtronic Industries Co., Ltd.
                                     (Consumer Durables)                                                                  340,311
                                                                                                                -----------------
                                                                                                                        1,739,417
                                                                                                                -----------------
       INDIA (1.1%)
                        11,500    ICICI Bank, A.D.R. (Finance)                                                            324,875
                                                                                                                -----------------
       JAPAN (22.7%)
                         4,300    AFLAC, Inc., A.D.R. (Finance)                                                           194,790
                        30,000    Asahi Breweries (Consumer Non-Durables)                                                 380,360
                         7,000    Canon, Inc. (Electronic Technology)                                                     378,595
                            57    DENTSU, Inc. (Consumer Services)                                                        161,938
                            65    East Japan Railway (Transportation)                                                     371,625
                         5,600    Honda Motor Co., Ltd. (Producer Mfg.)                                                   317,205
                         7,100    Ito En, Ltd. (Consumer Non Durables)                                                    332,636
                        11,000    Kao Corp. (Consumer Non-Durables)                                                       271,263
                            45    Mitsubishi Tokyo Financial Group, Inc.
                                     (Finance)                                                                            591,583
                        16,000    Mitsui O.S.K. Lines, Ltd. (Transportation)                                              128,040
                        66,000    Nippon Oil Corp. (Energy Minerals)                                                      585,230
                         4,000    NITTO DENKO Corp. (Producer Manufacturing)                                              225,516
                        20,000    Nomura Holdings, Inc. (Finance)                                                         310,746
                            99    NTT DoCoMo, Inc. (Communications)                                                       176,443
                         6,000    Seven & I Holdings Co., Ltd. (Retail Trade)                                             199,047
                        57,000    SHIMIZU Corp. (Producer Manufacturing)                                                  373,663
                            93    Sumitomo Mitsui Financial Group, Inc.
                                     (Finance)                                                                            877,978
                         7,500    Takeda Pharmaceutical Co. (Health Tech.)                                                447,327
                            29    UFJ Holdings, Inc. (Finance)                                                            194,715
                         6,200    Yamada Denki Co. (Consumer Durables)                                                    472,084
                                                                                                                -----------------
                                                                                                                        6,990,784
                                                                                                                -----------------
       SOUTH KOREA (0.7%)
                           750    Samsung Electronics Co., G.D.R.
                                     (Electronic Technology)                                                              211,714
                                                                                                                -----------------
       THAILAND (0.5%)
                        62,000    Advanced Info Services (Communications)                                                 163,059
                                                                                                                -----------------

=================================================================================================================================
INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED)
=================================================================================================================================
            QUANTITY              NAME OF ISSUER                                                                 MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
    EUROPE (45.5%)
       CZECH REPUBLIC (1.1%)
                         6,600    Central European Media Enterprises, Ltd.
                                     (Consumer Services) (3)                                                              348,546
                                                                                                                -----------------
       FINLAND (0.8%)
                        15,050    Nokia Corp., A.D.R. (Electronic Tech.)                                                  254,496
                                                                                                                -----------------
       FRANCE (8.2%)
                        12,136    AXA (Finance)                                                                           334,189
                         8,000    Business Objects, A.D.R. (Tech. Svcs.) (3)                                              278,080
                         2,392    Danone (Consumer Non-Durables)                                                          258,542
                         6,177    Sanofi-Aventis (Health Technology) (3)                                                  512,001
                         2,900    Schlumberger, Ltd. (Industrial Svcs.)                                                   244,702
                         2,011    Total, S.A. (Energy Minerals)                                                           550,617
                         7,908    Veolia Environment (Utilities)                                                          334,748
                                                                                                                -----------------
                                                                                                                        2,512,879
                                                                                                                -----------------
       GERMANY (6.0%)
                         2,500    Allianz AG (Finance)                                                                    338,787
                        17,500    Deutsche Telekom, A.D.R. (Communications)                                               319,200
                         1,383    Muenchener Rueckver (Finance)                                                           158,404
                           937    Puma AG (Consumer Durables)                                                             255,050
                         2,723    SAP AG (Technology Services)                                                            472,749
                         3,896    Siemens AG (Technology Services)                                                        301,091
                                                                                                                -----------------
                                                                                                                        1,845,281
                                                                                                                -----------------
       GREECE (0.5%)
                         4,400    Tsakos Energy Navigation, Ltd., A.D.R.
                                     (Transportation)                                                                     158,488
                                                                                                                -----------------
       IRELAND (1.3%)
                        13,920    Anglo Irish Bank Corp. (Finance)                                                        189,644
                        21,800    Elan Corp., A.D.R. (Health Technology) (3)                                              193,148
                                                                                                                -----------------
                                                                                                                          382,792
                                                                                                                -----------------
       ITALY (0.8%)
                        72,675    Telecom Italia (Saving) (Communications)                                                237,012
                                                                                                                -----------------
       NETHERLANDS (2.3%)
                        12,500    ASML Holding N.V., A.D.R.
                                     (Electronic Technology) (3)                                                          206,375
                        10,309    ING Groep N.V. (Finance)                                                                307,991
                         7,185    Philips Electronics N.V.  (Consumer Durables)                                           191,530
                                                                                                                -----------------
                                                                                                                          705,896
                                                                                                                -----------------
       SPAIN (1.7%)
                        31,344    Telefonica, S.A. (Communications)                                                       514,689
                                                                                                                -----------------
       SWEDEN (1.6%)
                        13,500    Ericsson, A.D.R. (Electronic Tech.)                                                     497,340
                                                                                                                -----------------
       SWITZERLAND (10.0%)
                         9,134    Credit Suisse Group (Finance)                                                           405,956
                         1,982    Nestle, S.A. (Consumer Non-Durables)                                                    582,647
                        12,586    Novartis, A.G. (Health Technology)                                                      640,893
                         3,767    Roche Holdings, A.G. (Health Tech.)                                                     525,349
                         3,690    Synthes, Inc. (Health Technology)                                                       433,326
                         5,891    UBS, A.G. (Finance)                                                                     502,626
                                                                                                                -----------------
                                                                                                                        3,090,797
                                                                                                                -----------------

=================================================================================================================================
INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED)
=================================================================================================================================
            QUANTITY              NAME OF ISSUER                                                                 MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
       UNITED KINGDOM (11.2%)
                         5,100    BP p.l.c., A.D.R. (Energy Minerals)                                                     361,335
                        15,266    Barclays, p.l.c. (Finance)                                                              154,750
                        31,018    Burberry Group, p.l.c. (Retail Trade)                                                   237,055
                         7,529    Cairn Energy, p.l.c. (Energy Minerals) (3)                                              261,196
                         3,400    GlaxoSmithkline, A.D.R. (Health Tech.)                                                  174,352
                        40,486    Hilton Group, p.l.c. (Consumer Services)                                                225,256
                         9,835    Reckitt Benckiser, p.l.c. (Cons. Non-Durables)                                          300,482
                        11,113    Royal Bank of Scotland (Finance)                                                        316,329
                        72,712    Tesco, p.l.c. (Retail Trade)                                                            398,124
                       315,646    Vodafone Group, p.l.c. (Communications)                                                 823,652
                        20,554    WPP Group p.l.c. (Consumer Services)                                                    209,809
                                                                                                                -----------------
                                                                                                                        3,462,340
                                                                                                                -----------------
    LATIN AMERICA (3.1%)
       BRAZIL (0.6%)
                         9,000    AES Tiete S.A. (Utilities)                                                              186,753
                                                                                                                -----------------
       MEXICO (2.5%)
                         6,500    NII Holdings, Inc. (Communications) (3)                                                 548,925
                        44,130    Wal-Mart de Mexico (Retail Trade)                                                       224,422
                                                                                                                -----------------
                                                                                                                          773,347
                                                                                                                -----------------
    NORTH AMERICA (7.8%)
       CANADA (7.1%)
                         6,000    Cognos, Inc. (Technology Services) (3)                                                  233,580
                        12,300    Compton Petroleum Corp.
                                     (Energy Minerals) (3)                                                                166,388
                         4,200    EnCana Corp. (Energy Minerals)                                                          245,537
                         2,800    Four Seasons Hotels, Inc. (Consumer Svcs.)                                              160,720
                        20,000    Great Canadian Gaming Corp. (Consumer
                                     Services) (3)                                                                        305,876
                         3,200    Precision Drilling Corp. (Industrial Svcs.) (3)                                         157,440
                         7,000    Shoppers Drug Mart Corp. (Retail Trade)                                                 247,889
                         4,100    Suncor Energy, Inc. (Energy Minerals)                                                   248,173
                         5,300    Talisman Energy, Inc. (Energy Minerals)                                                 258,852
                         4,700    Trican Well Service, Ltd. (Energy Minerals)                                             171,340
                                                                                                                -----------------
                                                                                                                        2,195,795
                                                                                                                -----------------
       UNITED STATES (0.7%)
                        13,600    News Corp., Ltd., A.D.R. (Consumer Svcs.)                                               212,024
                                                                                                                -----------------

Total common stocks                                                                                                    30,003,662
       (cost: $23,371,210)                                                                                      -----------------

CLOSED-END MUTUAL FUND (1.5%) (2)
                        11,500    India Fund (Consumer Services)                                                          457,700
       (cost: $206,645)                                                                                         -----------------

SHORT TERM SECURITIES (1.5%) (2)
                       448,000    Sit Money Market Fund, 3.26% (4)                                                        448,000
       (cost: $448,000)                                                                                         -----------------

Total investments in securities
       (cost:  $24,025,855)                                                                                           $30,909,362
                                                                                                                -----------------


Other Assets and Liabilities, Net [-0.24%]                                                                                (76,908)

                                                                                                                -----------------
Total Net Assets                                                                                                      $30,832,454
                                                                                                                =================


                                                                                                                -----------------
Aggregate Cost                                                                                                         24,025,855
                                                                                                                -----------------

Gross Unrealized Appreciation                                                                                           7,906,640
Gross Unrealized Depreciation                                                                                          (1,023,133)
                                                                                                                -----------------
Net Unrealized Appreciation(Depreciation)                                                                               6,883,507
                                                                                                                =================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

=================================================================================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED)
=================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
QUANTITY/PAR                 NAME OF ISSUER                                                                      MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (64.6%) (2)

   COMMUNICATIONS (2.2%)
                     2,600   Crown Castle Intl. Corp. (3)                                                                  64,038
                     3,422   Sprint Nextel Corp.                                                                           81,375
                     5,000   Vodafone Group, A.D.R.                                                                       129,850
                                                                                                                -----------------
                                                                                                                          275,263
                                                                                                                -----------------
   CONSUMER DURABLES (0.6%)
                       600   Electronic Arts, Inc. (3)                                                                     34,134
                       500   Fortune Brands, Inc.                                                                          40,665
                                                                                                                -----------------
                                                                                                                           74,799
                                                                                                                -----------------
   CONSUMER NON-DURABLES (2.8%)
                     3,000   PepsiCo, Inc.                                                                                170,130
                     3,000   The Procter & Gamble Co.                                                                     178,380
                                                                                                                -----------------
                                                                                                                          348,510
                                                                                                                -----------------
   CONSUMER SERVICES (3.0%)
                     2,600   Comcast Corp. (3)                                                                             76,388
                       600   Harrah's Entertainment, Inc.                                                                  39,114
                     1,500   Marriott International, Inc.                                                                  94,500
                     2,600   News Corp.                                                                                    40,534
                       700   Royal Caribbean Cruises, Ltd.                                                                 30,240
                       800   Starbucks Corp. (3)                                                                           40,080
                     2,300   Time Warner, Inc. (3)                                                                         41,653
                                                                                                                -----------------
                                                                                                                          362,509
                                                                                                                -----------------
   ELECTRONIC TECHNOLOGY (8.3%)
                     3,000   Analog Devices, Inc.                                                                         111,420
                     8,700   Cisco Systems, Inc. (3)                                                                      155,991
                     3,400   Dell Computer Corp. (3)                                                                      116,280
                     9,300   EMC Corp. (3)                                                                                120,342
                     6,000   Intel Corp.                                                                                  147,900
                     1,000   Jabil Circuit, Inc. (3)                                                                       30,920
                     1,500   Maxim Integrated Products, Inc.                                                               63,975
                     4,800   Nokia Corp., A.D.R.                                                                           81,168
                     3,600   Qualcomm, Inc.                                                                               161,100
                     1,000   Texas Instruments, Inc.                                                                       33,900
                                                                                                                -----------------
                                                                                                                        1,022,996
                                                                                                                -----------------
   ENERGY MINERALS (8.2%)
                     1,800   ConocoPhillips Co.                                                                           125,838
                     2,400   Murphy Oil Corp.                                                                             119,688
                     1,500   Occidental Petroleum Corp.                                                                   128,145
                       600   Southwestern Energy Co.                                                                       44,040
                     1,900   Suncor Energy, Inc.                                                                          115,007
                     2,700   Valero Energy Corp.                                                                          305,262
                     3,733   XTO Energy, Inc.                                                                             169,180
                                                                                                                -----------------
                                                                                                                        1,007,160
                                                                                                                -----------------
   FINANCE (5.6%)
                       600   American Express Co.                                                                          34,464
                     1,721   American International Group, Inc.                                                           106,633
                     2,166   Citigroup, Inc.                                                                               98,596
                     1,500   Franklin Resources, Inc.                                                                     125,940
                     1,000   Goldman Sachs Group, Inc.                                                                    121,580
                     1,000   Prudential Financial, Inc.                                                                    67,560
                     2,300   Wells Fargo Co.                                                                              134,711
                                                                                                                -----------------
                                                                                                                          689,484
                                                                                                                -----------------
   HEALTH SERVICES (2.5%)
                     1,300   Triad Hospitals, Inc. (3)                                                                     58,851
                     2,900   UnitedHealth Group, Inc.                                                                     162,980
                     1,100   WellPoint, Inc. (3)                                                                           83,402
                                                                                                                -----------------
                                                                                                                          305,233
                                                                                                                -----------------
   HEALTH TECHNOLOGY (10.0%)
                     1,600   Abbott Laboratories                                                                           67,840
                     2,500   Amgen, Inc. (3)                                                                              199,175
                     1,900   Boston Scientific Corp. (3)                                                                   44,403
                       700   Celgene Corp.                                                                                 38,024
                     4,800   Elan Corp., A.D.R. (3)                                                                        42,528
                     1,900   Eli Lilly and Co.                                                                            101,688
                     1,900   Genentech, Inc. (3)                                                                          159,999
                       900   Gilead Sciences, Inc. (3)                                                                     43,884
                     1,600   Johnson & Johnson                                                                            101,248
                     2,000   Medtronic, Inc.                                                                              107,240
                     4,555   Pfizer, Inc.                                                                                 113,738
                     1,800   St. Jude Medical, Inc.                                                                        84,240
                       800   Stryker Corp.                                                                                 39,544
                     2,600   Teva Pharmaceutical, Ltd., A.D.R.                                                             86,892
                                                                                                                -----------------
                                                                                                                        1,230,443
                                                                                                                -----------------

=================================================================================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED)
=================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
QUANTITY/PAR                 NAME OF ISSUER                                                                      MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
   INDUSTRIAL SERVICES (2.4%)
                     1,450   Nabors Industries, Ltd. (3)                                                                  104,154
                     1,500   Noble Corp.                                                                                  102,690
                     1,100   Schlumberger Ltd.                                                                             92,818
                                                                                                                -----------------
                                                                                                                          299,662
                                                                                                                -----------------
   PROCESS INDUSTRIES (0.9%)
                     1,050   Air Products and Chemicals, Inc.                                                              57,897
                     1,300   Dow Chemical Co.                                                                              54,171
                                                                                                                -----------------
                                                                                                                          112,068
                                                                                                                -----------------
   PRODUCER MANUFACTURING (5.8%)
                     1,800   Caterpillar, Inc.                                                                            105,750
                     7,100   General Electric Co.                                                                         239,057
                     1,400   ITT Industries, Inc.                                                                         159,040
                     1,100   3M Co.                                                                                        80,696
                       600   The Boeing Co.                                                                                40,770
                     1,600   United Technologies Corp.                                                                     82,944
                                                                                                                -----------------
                                                                                                                          708,257
                                                                                                                -----------------
   RETAIL TRADE (4.4%)
                     1,800   Best Buy Co., Inc.                                                                            78,354
                     1,000   eBay, Inc. (3)                                                                                41,200
                     2,600   J.C. Penney Co., Inc.                                                                        123,292
                     2,200   Lowe's Companies, Inc.                                                                       141,680
                     3,100   Target Corp.                                                                                 160,983
                                                                                                                -----------------
                                                                                                                          545,509
                                                                                                                -----------------
   TECHNOLOGY SERVICES (5.6%)
                     2,000   Adobe Systems, Inc.                                                                           59,700
                     1,900   Check Point Software Technology (3)                                                           46,208
                     1,900   First Data Corp.                                                                              76,000
                       200   Google, Inc. (3)                                                                              63,292
                     7,300   Microsoft Corp.                                                                              187,829
                     2,100   SAP AG                                                                                        90,993
                     2,973   Symantec Corp. (3)                                                                            67,368
                     2,700   Yahoo!, Inc. (3)                                                                              91,368
                                                                                                                -----------------
                                                                                                                          682,758
                                                                                                                -----------------
   TRANSPORTATION (1.9%)
                     1,800   Burlington Northern Sante Fe Corp.                                                           107,640
                     1,100   United Parcel Service, Inc.                                                                   76,043
                       700   UTI Worldwide, Inc.                                                                           54,390
                                                                                                                -----------------
                                                                                                                          238,073
                                                                                                                -----------------
   UTILITIES (0.4%)
                     1,200   Equitable Resources, Inc.                                                                     46,872
                                                                                                                -----------------

Total common stocks                                                                                                     7,949,596
(cost: $6,429,863)                                                                                              -----------------


BONDS (31.1%) (2)

   ASSET-BACKED SECURITIES (4.9%)
                   155,001   Conseco Mfg. Housing
                                Series 2002-2 A2, 6.03%, 3/1/33                                                           156,428
                             Green Tree Financial Corp.:
                     6,821      1995-5 A6, 7.25%, 9/15/26                                                                   6,990
                    48,241      1997-1 A6, 7.29%, 3/15/28                                                                  50,623
                    49,120      1997-6 A10, 6.87%, 1/15/29                                                                 51,151
                             Indymac Mfg. Housing:
                    62,146      1998-2 A2, 6.17%, 12/25/11                                                                 60,817
                   101,622      1998-2 A4, 6.64%, 12/25/27                                                                 99,985
                             Origen Mfg. Housing:
                    50,000      2001-A A5, 7.08%, 3/15/32                                                                  51,865
                    36,064      2002-A A3, 6.17%, 5/15/32                                                                  36,515
                    84,004   UCFC Mfg. Housing
                                Series 1998-2 A3, 6.163%, 8/15/19                                                          84,007
                                                                                                                -----------------
                                                                                                                          598,381
                                                                                                                -----------------
   COLLATERALIZED MORTGAGE OBLIGATIONS (1.9%)
                    50,000   Countrywide Home Loans, 2004-21 A9,
                                 6.00%, 11/25/34                                                                           50,699
                    48,405   FHLMC, 3.25%, 4/15/32                                                                         45,297
                    43,449   GSR Mortgage Loan Trust 2005-4F 5A2,
                                 6.00%, 5/25/35                                                                            44,112
                    50,000   Structured Asset Securities Corp.,
                                2005-4XS, 5.25%, 3/25/35                                                                   48,470
                    49,779   Washington Mutual Mtg. Pass-Through,
                                Series 2002-S8, 5.25%, 1/25/18                                                             49,810
                                                                                                                -----------------
                                                                                                                          238,388
                                                                                                                -----------------

=================================================================================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED)
=================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
QUANTITY/PAR                 NAME OF ISSUER                                                                      MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
   CORPORATE BONDS (11.0%)
                   100,000   Academica Charter School, 8.00%, 8/15/24                                                     103,392
                    39,639   America West Airlines, 7.93%, 1/2/19                                                          42,634
                    50,000   Beneficial Corp. (HSBC), 7.16%, 9/1/23                                                        56,551
                   100,000   Citigroup Capital, 7.75%, 12/1/36                                                            106,064
                    84,000   ConocoPhillips, 8.00%, 1/15/37                                                                90,095
                    50,000   CSX Corp., 9.75%, 6/15/20                                                                     69,907
                    83,076   Delta Airlines, 6.718%, 1/2/23                                                                85,080
                    50,000   Everest Reins. Hldgs., 8.75%, 3/15/10                                                         57,257
                    35,000   Fifth Third Capital Trust, 8.14%, 3/15/27                                                     37,758
                   100,000   JP Morgan Capital Trust II, 7.95%, 2/1/27                                                    107,495
                   100,000   McDonald's Corp., 7.31%, 9/15/27                                                             103,821
                    50,000   Narragansett Electric, 7.39%, 10/1/27                                                         53,196
                   100,000   NB Capital Trust IV (Bank of America),
                                8.25%, 4/15/27                                                                            108,110
                   201,366   Northwest Airlines Corp., 8.07%, 10/1/19                                                     202,053
                    65,000   Susa Partnership (GE), 7.45%, 7/1/18                                                          77,284
                    50,000   Wells Fargo Capital, 7.96%, 12/15/26                                                          53,476
                                                                                                                -----------------
                                                                                                                        1,354,173
                                                                                                                -----------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (2.1%)
                    37,088   7.50%, 7/1/29                                                                                 39,318
                    71,088   7.50%, 3/1/31                                                                                 75,371
                    49,575   8.38%, 5/17/20                                                                                53,633
                    29,806   8.50%, 7/1/18                                                                                 32,111
                    56,288   8.50%, 10/1/30                                                                                61,011
                                                                                                                -----------------
                                                                                                                          261,444
                                                                                                                -----------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (4.4%)
                    11,046   7.00%, 3/1/07                                                                                 11,169
                    88,432   7.00%, 10/1/11                                                                                92,421
                    30,227   7.50%, 6/1/32                                                                                 32,104
                    14,116   8.00%, 12/1/20                                                                                15,100
                    24,983   8.00%, 7/1/26                                                                                 26,763
                    28,980   8.00%, 12/1/27                                                                                31,052
                    70,182   8.00%, 2/1/31                                                                                 75,035
                    56,065   8.46%, 4/15/26                                                                                61,269
                    42,816   9.50%, 5/1/27                                                                                 47,790
                    70,380   9.50%, 11/1/30                                                                                76,207
                    14,604   9.75%, 1/15/13                                                                                15,963
                     1,465   10.00%, 1/1/20                                                                                 1,637
                    32,516   10.00%, 7/1/26                                                                                36,532
                    15,270   10.25%, 6/15/13                                                                               16,753
                                                                                                                -----------------
                                                                                                                          539,795
                                                                                                                -----------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (3.9%)
                    72,643   7.00%, 7/15/23                                                                                76,768
                    58,783   7.00%, 12/15/24                                                                               62,475
                    92,222   7.50%, 7/15/23                                                                                98,557
                    58,851   8.00%, 3/15/17                                                                                63,011
                    54,723   8.00%, 6/15/17                                                                                58,591
                     5,846   9.00%, 6/15/11                                                                                 6,355
                    11,651   9.00%, 6/15/09                                                                                12,302
                    17,730   9.00%, 11/15/16                                                                               19,270
                     1,872   9.50%, 5/20/16                                                                                 2,052
                    50,286   9.50%, 9/15/30                                                                                56,351
                     5,170   9.50%, 9/20/18                                                                                 5,700
                    12,892   9.50%, 2/20/19                                                                                14,244
                     1,681   11.25%, 10/15/11                                                                               1,864
                                                                                                                -----------------
                                                                                                                          477,540
                                                                                                                -----------------
   TAXABLE MUNICIPAL SECURITIES (0.1%)
                     9,000   Bernalillo Multifamily. Series 1998A,
                                 7.50%, 9/20/20                                                                             9,737
                                                                                                                -----------------

   U.S. GOVERNMENT SECURITIES (2.8%)

                             U.S. Treasury Strips, zero coupon:
                   200,000      3.79% effective yield, 8/15/11                                                            156,631
                   525,000      5.64% effective yield, 11/15/27                                                           188,720
                                                                                                                -----------------
                                                                                                                          345,351
                                                                                                                -----------------


Total bonds                                                                                                             3,824,809
(cost: $3,854,746)                                                                                              -----------------

=================================================================================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED)
=================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
QUANTITY/PAR                 NAME OF ISSUER                                                                      MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
CLOSED-END MUTUAL FUNDS (3.4%) (2)
                     6,009   American Select Portfolio                                                                     72,348
                     5,403   American Strategic, Inc. Portfolio                                                            60,081
                    15,470   American Strategic, Inc. Portfolio II                                                        173,109
                    10,609   American Strategic, Inc. Portfolio III                                                       115,638
                                                                                                                -----------------
      Total closed-end mutual funds                                                                                       421,176
      (cost: $423,835)                                                                                          -----------------

SHORT-TERM SECURITIES (1.1%) (2)
                   136,000   Sit Money Market Fund, 3.26% (4)                                                             136,000
      (cost: $136,000)                                                                                          -----------------

Total investments in securities
      (cost: $10,844,444)                                                                                             $12,331,581
                                                                                                                -----------------


Other Assets and Liabilities, Net [-0.14%]                                                                                (17,646)

                                                                                                                -----------------
Total Net Assets                                                                                                      $12,313,935
                                                                                                                =================


                                                                                                                -----------------
Aggregate Cost                                                                                                         10,844,444
                                                                                                                -----------------

Gross Unrealized Appreciation                                                                                           1,940,815
Gross Unrealized Depreciation                                                                                            (453,678)
                                                                                                                -----------------
Net Unrealized Appreciation(Depreciation)                                                                               1,487,137
                                                                                                                =================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

=================================================================================================================================
DEVELOPING MARKETS GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2005 (Unaudited)
=================================================================================================================================
                      QUANTITY    NAME OF ISSUER                                                                 MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (91.0%) (2)
       AFRICA/ MIDDLE EAST (6.1%)
          ISRAEL (4.8%)
                         8,700    Amdocs, Ltd. (Technology Services) (3)                                                  241,251
                         6,850    Lipman (Electronic Technology) (3)                                                      143,918
                         1,500    Shamir Optical Industry, Ltd.
                                     (Health Technology) (3)                                                               15,225
                         7,200    Teva Pharmaceutical, A.D.R.
                                     (Health Technology)                                                                  240,624
                                                                                                                -----------------
                                                                                                                          641,018
                                                                                                                -----------------
          SOUTH AFRICA (1.3%)
                         4,000    Naspers, Ltd. (Consumer Services)                                                        65,426
                         3,000    Sasol (Energy Minerals)                                                                 116,070
                                                                                                                -----------------
                                                                                                                          181,496
                                                                                                                -----------------
       ASIA (51.9%)
          AUSTRALIA (4.4%)
                        11,510    BHP Billiton, Ltd., A.D.R. (Non-Energy
                                     Minerals)                                                                            393,412
                         1,200    Rio Tinto, A.D.R, (Non-Energy Minerals)                                                 197,160
                                                                                                                -----------------
                                                                                                                          590,572
                                                                                                                -----------------
          CHINA / HONG KONG (10.4%)
                       238,000    China Oilfield Services, Ltd. (Industrial Services)                                      98,173
                        55,000    Hongkong Land Holdings, Ltd. (Finance)                                                  172,700
                         5,400    HSBC Holdings p.l.c. (Finance)                                                           87,845
                       512,000    PetroChina Co. (Energy Minerals)                                                        428,990
                       222,508    Ports Design, Ltd. (Retail Trade)                                                       252,402
                        10,000    Sun Hung Kai Properties, Ltd. (Finance)                                                 103,574
                       118,000    Tsingtao Brewery Co., Ltd. (Consumer Non-
                                     Durables)                                                                            127,008
                       160,000    Xinao Gas Holdings, Ltd. (Utlities)                                                     125,810
                                                                                                                -----------------
                                                                                                                        1,396,502
                                                                                                                -----------------
          INDIA (4.2%)
                         6,500    ICICI Bank, A.D.R. (Finance)                                                            183,625
                         1,500    Infosys Technologies, Ltd., A.D.R. (Tech-
                                     nology Services)                                                                     111,420
                         6,200    Reliance Industries, Ltd., G.D.R.
                                     (Energy Minerals)                                                                    223,138
                         3,000    WorldSpace, Inc. (Consumer Services) (3)                                                 42,270
                                                                                                                -----------------
                                                                                                                          560,453
                                                                                                                -----------------
          INDONESIA (0.5%)
                         3,400    PT Telekomunikasi (Communications)                                                       70,754
                                                                                                                -----------------
          MALAYSIA (1.7%)
                        71,100    Astro All Asia Networks, p.l.c.
                                     (Consumer Services)                                                                  107,527
                        47,000    Maxis Berhad (Communications)                                                           117,843
                                                                                                                -----------------
                                                                                                                          225,370
                                                                                                                -----------------
          PHILLIPINES (1.8%)
                     1,680,000    Manila Water Co. (Utilities) (3)                                                        188,865
                       110,500    Semirara Mining Corp.
                                     (Energy Minerals) (3)                                                                 51,267
                                                                                                                -----------------
                                                                                                                          240,132
                                                                                                                -----------------
          RUSSIA (4.7%)
                         5,200    LUKOIL, A.D.R. (Energy Minerals)                                                        300,300
                         4,000    Mobile Telesystems, A.D.R.
                                     (Communications)                                                                     162,720
                         3,800    Vimpel Communications, A.D.R.
                                     (Communications) (3)                                                                 168,872
                                                                                                                -----------------
                                                                                                                          631,892
                                                                                                                -----------------

=================================================================================================================================
DEVELOPING MARKETS GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2005 (Unaudited)
=================================================================================================================================
                      QUANTITY    NAME OF ISSUER                                                                 MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
          SINGAPORE (1.0%)
                       109,000    Starhub, Ltd. (Communications) (3)                                                      130,323
                                                                                                                -----------------
          SOUTH KOREA (13.4%)
                           700    Cheil Communications, Inc.
                                     (Commercial Services)                                                                134,422
                        16,007    Industrial Bank of Koea (Finance)                                                       214,174
                         3,400    Korea Electric Power Corp. (Utilities)                                                   60,214
                         2,200    Kookmin Bank (Finance)                                                                  129,909
                           600    Kookmin Bank, A.D.R. (Finance)                                                           35,550
                         1,800    POSCO, A.D.R. (Non-Energy Minerals)                                                     101,808
                         1,099    Samsung Electronics (Electronic
                                     Technology)                                                                          620,463
                         8,100    Shinhan Financial Group (Finance)                                                       282,314
                           420    Shinsegae Co., Ltd. (Retail Trade)                                                      156,063
                         3,100    SK Telecom Co., A.D.R. (Communications)                                                  67,704
                                                                                                                -----------------
                                                                                                                        1,802,621
                                                                                                                -----------------
          TAIWAN (6.3%)
                        21,000    Asustek Computer, Inc. (Electronic Tech.)                                                56,320
                         5,325    AU Optronics Corp. (Electronic Tech.)                                                    69,012
                        52,000    Cathay Financial Holding Co., Ltd.
                                     (Finance)                                                                             96,994
                         7,821    Chinatrust Financial Holding Co., Ltd.
                                     (Finance)                                                                              6,741
                        18,960    Hon Hai Precision Industry Co., Ltd.
                                     (Electronic Tech.)                                                                   173,674
                         8,500    MediaTek, Inc. (Electronic Tech.)                                                        80,170
                       107,583    Taiwan Semiconductor Co. (Electronic
                                     Technology)                                                                          172,791
                        23,800    Taiwan Semiconductor Manufacturing
                                     Co., Ltd. (Electronic Tech.)                                                         195,636
                                                                                                                -----------------
                                                                                                                          851,338
                                                                                                                -----------------
          THAILAND (3.5%)
                        68,000    Advanced Info Service Public Co., Ltd.                                                  178,838
                                     (Communications)
                        37,600    Bangkok Bank Public Co., Ltd. (Finance) (3)                                             104,381
                       278,800    Land & Houses Public Co., Ltd. (Consumer
                                     Durables)                                                                             61,442
                        68,200    Thai Public Oil Co. (Energy Minerals)                                                   124,559
                                                                                                                -----------------
                                                                                                                          469,220
                                                                                                                -----------------
       EUROPE (10.8%)
          CZECH REPUBLIC (3.2%)
                         4,900    Central European Media Enterprises, Ltd.
                                     (Consumer Services) (3)                                                              258,769
                         5,700    CEZ (Utilities)                                                                         171,599
                                                                                                                -----------------
                                                                                                                          430,368
                                                                                                                -----------------
          GREECE (1.7%)
                        22,400    National Bank of Greece S.A., A.D.R.
                                     (Finance)                                                                            177,856
                         1,500    Tsakos Energy Navigation, Ltd., A.D.R.
                                     (Transportation)                                                                      54,030
                                                                                                                -----------------
                                                                                                                          231,886
                                                                                                                -----------------
          HUNGARY (0.9%)
                         1,500    OTP Bank, G.D.R. (Finance)                                                              118,500
                                                                                                                -----------------
          POLAND (1.1%)
                         3,500    Central European Distribution Corp.
                                     (Consumer Non-Durables) (3)                                                          149,065
                                                                                                                -----------------
          TURKEY (1.2%)
                        11,000    Finansbank AS (Finance)                                                                  79,200
                        13,000    Is Finansal Kiralama A.S. (Finance)                                                      76,700
                                                                                                                -----------------
                                                                                                                          155,900
                                                                                                                -----------------
          UNITED KINGDOM (2.7%)
                        12,100    Anglo American p.l.c. (Non-Energy Minerals)                                             361,763
                                                                                                                -----------------

=================================================================================================================================
DEVELOPING MARKETS GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2005 (Unaudited)
=================================================================================================================================
                      QUANTITY    NAME OF ISSUER                                                                 MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
       LATIN AMERICA (22.2%)
          ARGENTINA (0.7%)
                           700    Tenaris S.A., A.D.R. (Industrial Services)                                               96,488
                                                                                                                -----------------
          BRAZIL (12.1%)
                         9,200    AES Tiete S.A. (Utilities)                                                              190,903
                         5,979    Banco Bradesco S.A. (Finance)                                                           292,808
                         1,000    Companhia de Bebidas das Americas
                                     (Consumer Non-Durables)                                                               37,180
                         7,300    Companhia Vale do Rio Doce, A.D.R.
                                     (Non-Energy Minerals)                                                                320,178
                         8,600    Contax Participacoes S.A., ADR
                                     (Communications) (3)                                                                   5,342
                         3,883    Embraer de Aeronautica, A.D.R.
                                     (Transportation)                                                                     149,884
                         3,900    Pao de Acucar, A.D.R. (Retail Trade)                                                    112,593
                        23,440    Petrobras (Energy Minerals)                                                             375,289
                         8,600    Tele Norte Leste Participacoes, A.D.R.
                                     (Communications)                                                                     142,158
                                                                                                                -----------------
                                                                                                                        1,626,335
                                                                                                                -----------------
          MEXICO (9.2%)
                        10,800    America Movil, A.D.R. (Communications)                                                  284,256
                         2,400    Grupo Televisa S.A., A.D.R. (Consumer
                                     Services)                                                                            172,104
                         4,200    Homex, A.D.R. (Consumer Durables) (3)                                                   128,982
                         4,000    NII Holdings, Inc. (Communications) (3)                                                 337,800
                         3,800    Telefonos de Mexico, A.D.R.
                                     (Communications)                                                                      80,826
                        45,270    Wal-Mart de Mexico (Retail Trade)                                                       230,219
                                                                                                                -----------------
                                                                                                                        1,234,187
                                                                                                                -----------------
          PERU (0.2%)
                           600    Southern Peru Copper Corp.
                                     (Non-Energy Minerals)                                                                 33,576
                                                                                                                -----------------


Total common stocks                                                                                                    12,229,759
          (cost:  $7,667,443)                                                                                   -----------------


CLOSED-END MUTUAL FUND (3.5%) (2)
                        11,840    India Fund (Consumer Services)                                                          471,232
          (cost:  $177,086)                                                                                     -----------------


SHORT-TERM SECURITIES (5.0%) (2)
                       671,000    Sit Money Market Fund, 3.26% (4)                                                        671,000
          (cost:  $671,000)                                                                                     -----------------


Total investments in securities
          (cost:  $8,515,529)                                                                                         $13,371,991
                                                                                                                -----------------


Other Assets and Liabilities, Net [0.54%]                                                                                  73,784

                                                                                                                -----------------
Total Net Assets                                                                                                      $13,445,775
                                                                                                                =================


                                                                                                                -----------------
Aggregate Cost                                                                                                          8,515,529
                                                                                                                -----------------

Gross Unrealized Appreciation                                                                                           5,018,474
Gross Unrealized Depreciation                                                                                            (162,011)
                                                                                                                -----------------
Net Unrealized Appreciation(Depreciation)                                                                               4,856,463
                                                                                                                =================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

=================================================================================================================================
SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2005 (Unaudited)
=================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
                           QUANTITY   Name of Issuer                                                             MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (92.9%) (2)

      COMMERCIAL SERVICES (1.4%)
                             36,900   Getty Images, Inc. (3)                                                            3,174,876
                                                                                                                -----------------
      COMMUNICATIONS (4.8%)
                            123,700   Alamosa Hldgs., Inc. (3)                                                          2,116,507
                             94,201   American Tower Corp. (3)                                                          2,350,315
                             33,750   NII Holdings, Inc. (3)                                                            2,850,188
                             76,450   SBA Communications Corp. (3)                                                      1,181,152
                            230,600   Ubiquitel, Inc. (3)                                                               2,015,444
                                                                                                                -----------------
                                                                                                                       10,513,606
                                                                                                                -----------------
      CONSUMER DURABLES (1.8%)
                             94,900   Scientific Games Corp. (3)                                                        2,941,900
                             40,500   WMS Industries, Inc. (3)                                                          1,139,265
                                                                                                                -----------------
                                                                                                                        4,081,165
                                                                                                                -----------------
      CONSUMER NON-DURABLES (2.5%)
                             16,500   Carter's, Inc. (3)                                                                  937,200
                            108,400   Coach, Inc. (3)                                                                   3,399,424
                             23,000   Hansen Natural Corp. (3)                                                          1,082,840
                                                                                                                -----------------
                                                                                                                        5,419,464
                                                                                                                -----------------
      CONSUMER SERVICES (2.0%)
                             50,000   Aztar Corp. (3)                                                                   1,540,500
                             31,000   Life Time Fitness, Inc. (3)                                                       1,027,340
                             18,600   Panera Bread Co.                                                                    951,948
                             28,500   Sonic Corp. (3)                                                                     779,475
                                                                                                                -----------------
                                                                                                                        4,299,263
                                                                                                                -----------------
      ELECTRONIC TECHNOLOGY (9.6%)
                             23,000   Amphenol Corp.                                                                      927,820
                             36,050   Arris Group, Inc. (3)                                                               427,553
                             60,600   Cognex Corp.                                                                      1,822,242
                            105,460   Intersil Corp.                                                                    2,296,919
                            120,061   Juniper Networks, Inc. (3)                                                        2,856,251
                             80,825   Kronos, Inc. (3)                                                                  3,608,028
                             30,500   Microsemi Corp. (3)                                                                 778,970
                             22,000   MICROS Systems, Inc. (3)                                                            962,500
                             31,200   Plantronics, Inc.                                                                   961,272
                             40,500   Silicon Image, Inc. (3)                                                             360,045
                             31,700   Silicon Laboratories, Inc. (3)                                                      963,363
                            243,050   Sonus Networks, Inc. (3)                                                          1,409,690
                             51,200   Trimble Navigation, Ltd. (3)                                                      1,724,928
                             48,800   Varian Semiconductor Equip. Assoc., Inc. (3)                                      2,067,656
                                                                                                                -----------------
                                                                                                                       21,167,237
                                                                                                                -----------------
      ENERGY MINERALS (13.9%)
                             36,500   ATP Oil & Gas Corp. (3)                                                           1,198,660
                             97,850   Carrizo Oil & Gas, Inc. (3)                                                       2,867,005
                             37,000   Foundation Coal Holdings, Inc.                                                    1,422,650
                            154,500   Frontier Oil Corp.                                                                6,852,075
                            857,575   Gasco Energy, Inc. (3)                                                            5,702,874
                             95,900   Quicksilver Resources, Inc. (3)                                                   4,583,061
                            107,200   Southwestern Energy Co. (3)                                                       7,868,480
                                                                                                                -----------------
                                                                                                                       30,494,805
                                                                                                                -----------------
      FINANCE (6.2%)
                             49,275   Affiliated Managers Group, Inc. (3)                                               3,568,496
                             46,100   Aspen Insurance Holdings, Ltd.                                                    1,362,255
                             67,900   National Financial Partners Corp.                                                 3,065,006
                             94,836   New York Community Bancorp, Inc.                                                  1,555,311
                            115,540   UCBH Holdings, Inc.                                                               2,116,693
                             40,350   Wintrust Financial Corp.                                                          2,027,991
                                                                                                                -----------------
                                                                                                                       13,695,752
                                                                                                                -----------------

=================================================================================================================================
SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2005 (Unaudited)
=================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
                           QUANTITY   Name of Issuer                                                             MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
      HEALTH SERVICES (3.0%)
                             30,100   Covance, Inc. (3)                                                                 1,444,499
                             40,000   LifePoint Hospitals, Inc. (3)                                                     1,749,200
                             19,500   Psychiatric Solutions, Inc. (3)                                                   1,057,485
                             29,350   Stericycle, Inc. (3)                                                              1,677,352
                             28,000   VCA Antech, Inc. (3)                                                                714,560
                                                                                                                -----------------
                                                                                                                        6,643,096
                                                                                                                -----------------
      HEALTH TECHNOLOGY (13.4%)
                             62,500   Amylin Pharmaceuticals, Inc. (3)                                                  2,174,375
                             66,700   Biosite, Inc. (3)                                                                 4,126,062
                             63,600   Celgene Corp. (3)                                                                 3,454,752
                             48,000   Connetics Corp. (3)                                                                 811,680
                            210,850   CryoLife, Inc. (3)                                                                1,465,407
                             77,000   CV Therapeutics, Inc. (3)                                                         2,059,750
                            285,983   Encore Medical Corp. (3)                                                          1,344,120
                             62,100   Given Imaging, Ltd. (3)                                                           1,499,715
                             10,000   Intuitive Surgical, Inc. (3)                                                        732,900
                             23,500   Invitrogen Corp. (3)                                                              1,767,905
                             91,400   Kyphon, Inc. (3)                                                                  4,016,116
                             71,100   NuVasive, Inc. (3)                                                                1,332,414
                             15,800   ResMed, Inc. (3)                                                                  1,258,470
                             49,000   SurModics, Inc. (3)                                                               1,895,810
                             65,750   Wright Medical Group, Inc. (3)                                                    1,622,710
                                                                                                                -----------------
                                                                                                                       29,562,186
                                                                                                                -----------------
      INDUSTRIAL SERVICES (6.6%)
                             47,100   CARBO Ceramics, Inc.                                                              3,108,129
                             83,400   Chicago Bridge & Iron Co.                                                         2,592,906
                             45,600   Core Laboratories N.V. (3)                                                        1,471,056
                             47,500   Flotek Industries, Inc. (3)                                                         908,675
                             26,450   Granite Construction, Inc.                                                        1,011,448
                             17,000   Hydril (3)                                                                        1,166,880
                             17,700   McDermott International, Inc. (3)                                                   647,997
                            123,300   Pioneer Drilling Co. (3)                                                          2,406,816
                             21,000   Washington Group International, Inc. (3)                                          1,131,690
                                                                                                                -----------------
                                                                                                                       14,445,597
                                                                                                                -----------------
      PRODUCER MANUFACTURING (6.9%)
                             48,900   AMETEK, Inc.                                                                      2,101,233
                             36,700   Anixter International, Inc. (3)                                                   1,480,111
                            179,000   Comfort Systems USA, Inc. (3)                                                     1,576,990
                             26,100   DRS Technologies, Inc.                                                            1,288,296
                             32,600   IDEX Corp.                                                                        1,387,130
                             71,750   Joy Global, Inc.                                                                  3,620,505
                             44,250   Kaydon Corp.                                                                      1,257,142
                             61,600   Roper Industries, Inc.                                                            2,420,264
                                                                                                                -----------------
                                                                                                                       15,131,671
                                                                                                                -----------------
      RETAIL TRADE (5.2%)
                             66,075   Advance Auto Parts, Inc. (3)                                                      2,555,781
                             72,500   Chico's FAS, Inc. (3)                                                             2,668,000
                            110,250   Coldwater Creek, Inc. (3)                                                         2,780,505
                             29,750   Guitar Center Mgmt., Inc. (3)                                                     1,642,498
                             42,000   Jos. A. Bank Clothiers, Inc. (3)                                                  1,815,240
                                                                                                                -----------------
                                                                                                                       11,462,024
                                                                                                                -----------------
      TECHNOLOGY SERVICES (9.8%)
                              8,900   ANSYS, Inc. (3)                                                                     342,561
                            106,050   Business Objects S.A., A.D.R. (3)                                                 3,686,298
                             52,900   CACI International, Inc. (3)                                                      3,205,740
                             99,200   Citrix Systems, Inc. (3)                                                          2,493,888
                             40,000   Hyperion Solutions, Inc. (3)                                                      1,946,000
                            227,350   Informatica Corp. (3)                                                             2,732,747
                             33,000   InfoSpace, Inc. (3)                                                                 787,710
                             27,700   Mercury Interactive Corp. (3)                                                     1,096,920
                             91,000   Quest Software, Inc. (3)                                                          1,371,370
                             73,450   SS&C Technologies, Inc.                                                           2,691,208
                             23,950   Websense, Inc. (3)                                                                1,226,479
                                                                                                                -----------------
                                                                                                                       21,580,921
                                                                                                                -----------------

=================================================================================================================================
SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2005 (Unaudited)
=================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
                           QUANTITY   Name of Issuer                                                             MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
      TRANSPORTATION (3.6%)
                             47,350   C.H. Robinson Worldwide, Inc.                                                     3,036,082
                             32,550   Tsakos Energy Navigation, Ltd.                                                    1,172,451
                             48,700   UTI Worldwide, Inc.                                                               3,783,990
                                                                                                                -----------------
                                                                                                                        7,992,523
                                                                                                                -----------------
      UTILITIES (2.2%)
                            123,200   Equitable Resources, Inc.                                                         4,812,192
                                                                                                                -----------------

Total common stocks
           (cost: $137,019,571)                                                                                       204,476,378
                                                                                                                -----------------

SHORT-TERM SECURITIES (7.3%) (2)
                         16,027,000   Sit Money Market Fund, 3.26% (4)                                                 16,027,000
           (cost:  $16,027,000)                                                                                 -----------------

Total investments in securities
           (cost: $153,046,571)                                                                                      $220,503,378
                                                                                                                -----------------


Other Assets and Liabilities, Net [-1.27%]                                                                               (281,779)

                                                                                                                -----------------
Total Net Assets                                                                                                     $220,221,599
                                                                                                                =================


                                                                                                                -----------------
Aggregate Cost                                                                                                        153,046,571
                                                                                                                -----------------

Gross Unrealized Appreciation                                                                                          71,168,107
Gross Unrealized Depreciation                                                                                          (3,711,300)
                                                                                                                -----------------
Net Unrealized Appreciation(Depreciation)                                                                              67,456,807
                                                                                                                =================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

=================================================================================================================================
SCIENCE AND TECHNOLOGY GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2005 (Unaudited)
=================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
                    QUANTITY    NAME OF ISSUER                                                                   MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (97.5%) (2)

    ELECTRONIC TECHNOLOGY (34.2%)
                      10,100    Agilent Technologies, Inc. (3)                                                            330,775
                       6,600    Analog Devices, Inc.                                                                      245,124
                       7,000    Apple Computer, Inc. (3)                                                                  375,270
                      11,000    Broadcom Corp. (3)                                                                        516,010
                      16,000    Cisco Systems, Inc. (3)                                                                   286,880
                       5,500    Dell Computer Corp. (3)                                                                   188,100
                      20,300    EMC Corp. (3)                                                                             262,682
                       6,600    Hewlett-Packard Co.                                                                       192,720
                      11,200    Intel Corp.                                                                               276,080
                      11,617    Juniper Networks, Inc. (3)                                                                276,368
                       6,000    Lam Research Corp. (3)                                                                    182,820
                       6,800    Network Appliance, Inc. (3)                                                               161,432
                       9,600    Qualcomm, Inc.                                                                            429,600
                      13,000    Radyne ComStream, Inc. (3)                                                                137,930
                       2,000    Research In Motion, Ltd. (3)                                                              136,800
                      14,000    Rimage Corp. (3)                                                                          373,380
                      17,500    Silicon Image, Inc. (3)                                                                   155,575
                      40,200    Sonus Networks, Inc. (3)                                                                  233,160
                       7,000    Standard Microsystems Corp. (3)                                                           209,370
                       5,000    Tessera Technologies, Inc. (3)                                                            149,550
                       9,800    Xilinx, Inc.                                                                              272,930
                                                                                                                -----------------
                                                                                                                        5,392,556
                                                                                                                -----------------
    HEALTH SERVICES (2.3%)
                       3,000    Quality Systems, Inc.                                                                     207,270
                       5,000    Radiation Therapy Services, Inc. (3)                                                      159,300
                                                                                                                -----------------
                                                                                                                          366,570
                                                                                                                -----------------
    HEALTH TECHNOLOGY (25.4%)
                       3,700    Advanced Medical Optics, Inc. (3)                                                         140,415
                       4,800    Amgen, Inc. (3)                                                                           382,416
                       5,000    Boston Scientific Corp. (3)                                                               116,850
                       6,700    Celgene Corp. (3)                                                                         363,944
                       5,100    Connetics Corp. (3)                                                                        86,241
                       6,000    CV Therapeutics, Inc. (3)                                                                 160,500
                      18,600    Elan Corp., A.D.R (3)                                                                     164,796
                       7,000    Encysive Pharmaceuticals, Inc. (3)                                                         82,460
                       4,500    Foxhollow Technologies, Inc. (3)                                                          214,245
                       2,700    Genentech, Inc. (3)                                                                       227,367
                       3,500    Gen-Probe, Inc. (3)                                                                       173,075
                       3,900    Gilead Sciences, Inc. (3)                                                                 190,164
                       8,100    Given Imaging, Ltd. (3)                                                                   195,615
                       8,000    Kyphon, Inc. (3)                                                                          351,520
                       4,600    Medtronic, Inc.                                                                           246,652
                      17,400    NuVasive, Inc. (3)                                                                        326,076
                       4,900    Surmodics, Inc. (3)                                                                       189,581
                       8,200    St. Jude Medical, Inc. (3)                                                                383,760
                                                                                                                -----------------
                                                                                                                        3,995,677
                                                                                                                -----------------
    PRODUCER MANUFACTURING (4.0%)
                       6,500    Energy Conversion Devices, Inc. (3)                                                       291,720
                       8,100    Harris Corp.                                                                              338,580
                                                                                                                -----------------
                                                                                                                          630,300
                                                                                                                -----------------
    RETAIL TRADE (1.1%)
                       4,300    eBay, Inc. (3)                                                                            177,160
                                                                                                                -----------------

=================================================================================================================================
SCIENCE AND TECHNOLOGY GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2005 (Unaudited)
=================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
                    QUANTITY    NAME OF ISSUER                                                                   MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
    TECHNOLOGY SERVICES (30.5%)
                       9,000    Adobe Systems, Inc.                                                                       268,650
                       7,400    Amdocs, Ltd. (3)                                                                          205,202
                       4,400    ANSYS, Inc. (3)                                                                           169,356
                       8,000    Autodesk, Inc.                                                                            371,520
                       9,000    Business Objects, A.D.R. (3)                                                              312,840
                       6,000    Check Point Software Technology (3)                                                       145,920
                       4,000    Cognos, Inc. (3)                                                                          155,720
                       2,500    Global Payments, Inc.                                                                     194,300
                       1,800    Google, Inc. (3)                                                                          569,628
                       2,000    J2 Global Communications, Inc. (3)                                                         80,840
                       7,800    McAfee, Inc. (3)                                                                          245,076
                       4,000    Mercury Interactive Corp. (3)                                                             158,400
                       8,500    Microsoft Corp.                                                                           218,705
                       6,600    NAVTEQ (3)                                                                                329,670
                      12,000    Oracle Corp. (3)                                                                          148,680
                       7,800    SAP, A.D.R.                                                                               337,974
                      11,795    Symantec Corp. (3)                                                                        267,275
                       8,000    Witness Sytems, Inc. (3)                                                                  167,120
                      12,000    Yahoo!, Inc. (3)                                                                          406,080
                      25,000    Zix Corp.  (3)                                                                             50,000
                                                                                                                -----------------
                                                                                                                        4,802,956
                                                                                                                -----------------


Total common stocks                                                                                                    15,365,219
    (cost:  $12,575,350)                                                                                        -----------------


SHORT-TERM SECURITIES (2.7%) (2)
                     423,000    Sit Money Market Fund, 3.26% (4)                                                          423,000
    (cost:  $423,000)                                                                                           -----------------


Total investments in securities
    (cost:  $12,998,350)                                                                                              $15,788,219
                                                                                                                -----------------


Other Assets and Liabilities, Net [-0.19%]                                                                                (30,039)

                                                                                                                -----------------
Total Net Assets                                                                                                      $15,758,180
                                                                                                                =================


                                                                                                                -----------------
Aggregate Cost                                                                                                         12,998,350
                                                                                                                -----------------

Gross Unrealized Appreciation                                                                                           4,185,993
Gross Unrealized Depreciation                                                                                          (1,396,124)
                                                                                                                -----------------
Net Unrealized Appreciation(Depreciation)                                                                               2,789,869
                                                                                                                =================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

=================================================================================================================================
DIVIDEND GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2005 (Unaudited)
=================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
                     QUANTITY   NAME OF ISSUER                                                                   MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (93.5%) (2)

    COMMERCIAL SERVICES (1.7%)
                        6,100   McGraw-Hill Companies, Inc.                                                               293,044
                                                                                                                -----------------
    COMMUNICATIONS (3.6%)
                        7,900   Fairpoint Communications, Inc.                                                            115,577
                        4,000   Global Signal, Inc.                                                                       178,960
                        5,300   SBC Communcations, Inc.                                                                   127,041
                        8,000   Vodafone Group, A.D.R.                                                                    207,760
                                                                                                                -----------------
                                                                                                                          629,338
                                                                                                                -----------------
    CONSUMER NON-DURABLES (8.8%)
                        4,100   Diageo p.l.c.                                                                             237,841
                        2,600   General Mills, Inc.                                                                       125,320
                        4,000   Kimberly-Clark Corp.                                                                      238,120
                        6,200   PepsiCo, Inc.                                                                             351,602
                        7,700   Procter & Gamble Co.                                                                      457,842
                        2,200   VF Corp.                                                                                  127,534
                                                                                                                -----------------
                                                                                                                        1,538,259
                                                                                                                -----------------
    ELECTRONIC TECHNOLOGY (4.5%)
                        7,800   Hewlett-Packard Co.                                                                       227,760
                       10,600   Intel Corp.                                                                               261,290
                        7,100   Motorola, Inc.                                                                            156,839
                        8,200   Nokia Corp., A.D.R.                                                                       138,662
                                                                                                                -----------------
                                                                                                                          784,551
                                                                                                                -----------------
    ENERGY MINERALS (10.4%)
                        5,700   BP p.l.c. , A.D.R.                                                                        403,845
                        6,700   Hugoton Royalty Trust                                                                     271,015
                        5,150   Marathon Oil Corp.                                                                        354,989
                        3,600   Occidental Petroleum Corp.                                                                307,548
                        3,500   Total S.A.                                                                                475,370
                                                                                                                -----------------
                                                                                                                        1,812,767
                                                                                                                -----------------
    FINANCE (15.3%)
                        2,000   ACE, Ltd.                                                                                  94,140
                        7,500   Alliance Capital Mgmt. Hldg., LP                                                          358,875
                        3,300   AMB Property Corp.                                                                        148,170
                        5,400   Aspen Insurance Holdings, Ltd.                                                            159,570
                        3,000   Bank Of America Corp.                                                                     126,300
                        1,300   Chubb Corp.                                                                               116,415
                        7,400   Citigroup, Inc.                                                                           336,848
                        5,400   Gladstone Investment Corp.                                                                 79,272
                        4,950   J.P. Morgan Chase & Co.                                                                   167,954
                        3,400   Lincoln National Corp.                                                                    176,868
                        2,400   Prudential Financial, Inc.                                                                162,144
                        2,800   UBS AG                                                                                    239,400
                        3,500   Wachovia Corp.                                                                            166,565
                        5,600   Wells Fargo Co.                                                                           327,992
                                                                                                                -----------------
                                                                                                                        2,660,513
                                                                                                                -----------------
    HEALTH SERVICES (0.4%)
                        2,600   Owens & Minor, Inc.                                                                        76,310
                                                                                                                -----------------
    HEALTH TECHNOLOGY (11.2%)
                        6,700   Abbott Laboratories                                                                       284,080
                        3,800   Arrow Intl., Inc.                                                                         107,160
                        4,800   Becton, Dickinson & Co.                                                                   251,664
                       10,500   Bristol-Myers Squibb Co.                                                                  252,630
                        5,750   Eli Lilly and Co.                                                                         307,740
                        3,300   Johnson & Johnson, Inc.                                                                   208,824
                       10,400   Pfizer, Inc.                                                                              259,688
                        5,900   Wyeth                                                                                     272,993
                                                                                                                -----------------
                                                                                                                        1,944,779
                                                                                                                -----------------
    INDUSTRIAL SERVICES (3.7%)
                        5,700   BJ Services Co.                                                                           205,143
                        4,400   Granite Construction, Inc.                                                                168,256
                        2,750   Kinder Morgan, Inc.                                                                       264,440
                                                                                                                -----------------
                                                                                                                          637,839
                                                                                                                -----------------
    NON-ENERGY MINERALS (1.0%)
                        3,100   Southern Peru Copper Corp.                                                                173,476
                                                                                                                -----------------

=================================================================================================================================
DIVIDEND GROWTH FUND
PORTFOLIO OF INVESTMENTS - September 30, 2005 (Unaudited)
=================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
                     QUANTITY   NAME OF ISSUER                                                                   MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
    PROCESS INDUSTRIES (4.6%)
                        3,100   Air Products and Chemicals, Inc.                                                          170,934
                        4,400   Dow Chemical Co.                                                                          183,348
                        5,300   E.I. Du Pont de Nemours & Co.                                                             207,601
                        5,500   Sherwin-Williams Co.                                                                      242,385
                                                                                                                -----------------
                                                                                                                          804,268
                                                                                                                -----------------
    PRODUCER MANUFACTURING (15.6%)
                        4,850   American Power Conversion Corp.                                                           125,615
                        4,700   Autoliv, Inc.                                                                             204,450
                        3,700   Caterpillar, Inc.                                                                         217,375
                        2,100   Cooper Industries, Ltd.                                                                   145,194
                        3,400   Emerson Electric Co.                                                                      244,120
                        1,400   General Dynamics Corp.                                                                    167,370
                       20,300   General Electric Co.                                                                      683,501
                        1,500   ITT Industries, Inc.                                                                      170,400
                        2,000   Lockheed Martin Corp.                                                                     122,080
                        2,500   Tyco International, Ltd.                                                                   69,625
                        7,700   United Technologies Corp.                                                                 399,168
                        2,350   3M Co.                                                                                    172,396
                                                                                                                -----------------
                                                                                                                        2,721,294
                                                                                                                -----------------
    RETAIL TRADE (3.5%)
                        4,000   Best Buy Co., Inc.                                                                        174,120
                        5,500   Claire's Stores, Inc.                                                                     132,715
                        4,100   Costco Wholesale Corp.                                                                    176,669
                        5,600   Deb Shops, Inc.                                                                           121,744
                                                                                                                -----------------
                                                                                                                          605,248
                                                                                                                -----------------
    TRANSPORTATION (3.4%)
                        2,500   Burlington Northern Santa Fe Corp.                                                        149,500
                        7,900   Eagle Bulk Shipping, Inc.                                                                 135,485
                        3,500   Tsakos Energy Navigation, Ltd.                                                            126,070
                        2,650   United Parcel Service, Inc.                                                               183,194
                                                                                                                -----------------
                                                                                                                          594,249
                                                                                                                -----------------
    TECHNOLOGY SERVICES (1.2%)
                        2,600   Automatic Data Processing, Inc.                                                           111,904
                        5,112   Syntel, Inc.                                                                               99,633
                                                                                                                -----------------
                                                                                                                          211,537
                                                                                                                -----------------
    UTILITIES (4.6%)
                        1,700   Entergy Corp.                                                                             126,344
                        5,600   Equitable Resources, Inc.                                                                 218,736
                        5,400   Exelon Corp.                                                                              288,576
                        1,400   TXU Corp.                                                                                 158,032
                                                                                                                -----------------
                                                                                                                          791,688
                                                                                                                -----------------


Total common stocks                                                                                                    16,279,160
    (cost:  $15,024,185)                                                                                        -----------------


CLOSED-END MUTUAL FUNDS (2.9%) (2)
                       12,050   Kayne Anderson MLP Invest. Co.                                                            338,123
                        5,500   Tortoise Energy Infrastructure Corp.                                                      173,800
                                                                                                                -----------------


Total closed-end mutual funds                                                                                             511,923
    (cost:  $454,179)                                                                                           -----------------


SHORT-TERM SECURITIES (3.8%) (2)
                      666,000   Sit Money Market Fund, 3.26% (4)                                                          666,000
    (cost:  $666,000)                                                                                           -----------------


Total investments in securities
    (cost:  $16,144,364)                                                                                              $17,457,083
                                                                                                                -----------------


Other Assets and Liabilities, Net [-0.3%]                                                                                 (50,792)

                                                                                                                -----------------
Total Net Assets                                                                                                      $17,406,291
                                                                                                                =================


                                                                                                                -----------------
Aggregate Cost                                                                                                         16,144,364
                                                                                                                -----------------

Gross Unrealized Appreciation                                                                                           1,746,481
Gross Unrealized Depreciation                                                                                            (433,761)
                                                                                                                -----------------
Net Unrealized Appreciation(Depreciation)                                                                               1,312,720
                                                                                                                =================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

ITEM 2. CONTROLS AND PROCEDURES
        -----------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds, Inc. (the "Registrant") provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS
        --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds, Inc.
----------------------

By:      /s/ Paul E. Rasmussen
         ----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    November 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Paul E. Rasmussen
         ----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    November 21, 2005


By:      /s/ Eugene C. Sit
         ----------------------------
         Eugene C. Sit
         Chairman

Date:    November 21, 2005